Share Based Payments (Details Textual) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended											12 Months Ended
	Oct. 31, 2019	Nov. 28, 2018	Apr. 19, 2018	Mar. 05, 2018	Jan. 22, 2018	Jan. 16, 2018	Dec. 15, 2017	Dec. 11, 2017	Nov. 11, 2017	May 31, 2015	Mar. 02, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Based Payments (Textual)
Fair value of the share option instruments												$ 5,011	$ 6,591	$ 6,217
Share-based payment													$ 59
Expected term of the awards												15 years
Warrant One [Member]
Share Based Payments (Textual)
Warrant granted											600,000
Exercise price of warrant											$ 0.74
Exercisable warrant											Dec. 31, 2021
Warrant Two [Member]
Share Based Payments (Textual)
Warrant granted										292,500
Exercise price of warrant										$ 0.97
Exercisable warrant										May 31, 2022
Warrant Three [Member]
Share Based Payments (Textual)
Warrant granted									100,000
Exercise price of warrant									$ 2.16
Exercisable warrant									Nov. 20, 2022
Warrant Four [Member]
Share Based Payments (Textual)
Warrant granted								183,333
Exercise price of warrant								$ 2.16
Exercisable warrant								Dec. 11, 2023
Warrant Five [Member]
Share Based Payments (Textual)
Warrant granted							196,667
Exercise price of warrant							$ 2.16
Exercisable warrant							Dec. 15, 2023
Warrant Six [Member]
Share Based Payments (Textual)
Warrant granted						63,334
Exercise price of warrant						$ 2.046
Exercisable warrant						Jan. 15, 2024
Warrant Seven [Member]
Share Based Payments (Textual)
Warrant granted					133,333
Exercise price of warrant					$ 2.04
Exercisable warrant					Jan. 22, 2024
Warrant Eight [Member]
Share Based Payments (Textual)
Warrant granted				78,000
Exercise price of warrant				$ 2.04
Exercisable warrant				Mar. 05, 2024
Warrant Nine [Member]
Share Based Payments (Textual)
Warrant granted			51,563
Exercise price of warrant			$ 1.02
Exercisable warrant			Apr. 19, 2024
Warrant Ten [Member]
Share Based Payments (Textual)
Warrant granted		185,000
Exercise price of warrant		$ 1.02
Exercisable warrant		Nov. 27, 2023
Warrant Thirteen [Member]
Share Based Payments (Textual)
Warrant granted		150,000
Exercise price of warrant		$ 1.02
Exercisable warrant		Nov. 27, 2023
Warrant Eleven [Member]
Share Based Payments (Textual)
Warrant granted	185,950
Exercise price of warrant	$ 0.55
Exercisable warrant	Oct. 31, 2024
Warrant Twelve [Member]
Share Based Payments (Textual)
Warrant granted	1,289,372
Exercise price of warrant	$ 0.55
Exercisable warrant	Oct. 31, 2024